November 7, 2007

Via EDGAR and Facsimile

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Home Federal Bancorp, Inc., Nampa, Idaho
Registration Statement on Form S-4
(Commission File No. 333-146292)
Request for Acceleration of Effectiveness

Ladies and Gentlemen:

          Pursuant to Rule 461 of Regulation C, and in connection with the above-referenced Registration Statement, Home Federal Bancorp, Inc. (the “Company”) hereby respectfully requests that the acceleration request that was filed on November 5, 2007 be withdrawn and the above-referenced Registration Statement on Form S-4 be declared effective on Friday, November 9, 2007 at 12:00 p.m., Eastern time, or as soon thereafter as practicable.

          Furthermore, the Company hereby acknowledges:

•

should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Daniel L. Stevens
President and Chief Executive Officer

cc:	Jessica Livingston, Esquire, Division of Corporation Finance, Securities and Exchange Commission